Property and Equipment - Schedule of Depreciation and Amortization (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization		$ 3,389	$ 3,200	$ 9,071	$ 13,007	$ 11,617
Predecessor
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 778